SUPPLEMENT TO THE PROSPECTUSES
OF
WELLS FARGO ADVANTAGE ALLOCATION FUNDS
WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS
WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS
WELLS FARGO ADVANTAGE INCOME FUNDS
WELLS FARGO INTERNATIONAL EQUITY FUNDS
WELLS FARGO ADVANTAGE LARGE CAP STOCK FUNDS
WELLS FARGO ADVANTAGE MONEY MARKET FUNDS
WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS
WELLS FARGO ADVANTAGE SMALL CAP STOCK FUNDS
WELLS FARGO ADVANTAGE SMALL AND MID CAP STOCK FUNDS
WELLS FARGO ADVANTAGE SPECIALTY FUNDS
(Each, a “Fund” and together, the “Funds”)

Effective immediately, the Funds’ prospectuses offering Administrator Class shares and Institutional Class shares are amended to include the following changes:

The third bullet found under the heading “How to Buy Shares”   section of the Funds’ prospectuses   is replaced with the following:

Current Language	Revised Language
Registered investment adviser mutual fund wrap programs that charge an asset-based fee;	Registered investment adviser mutual fund wrap programs or other accounts that are charged a fee for advisory, investment, consulting or similar services;

February 21, 2014                                                                                                                               MMAM024/P1203SP